LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1
Shares Security Description Value
Equity Securities - 81.0%
Common Stock - 80.4%
Australia - 6.7%
21,787 Alumina, Ltd. $ 21,457
1,088 Ansell, Ltd. 28,911
5,429 Charter Hall Group REIT 48,334
64,251 Cromwell Property Group REIT 39,117
2,878 McMillan Shakespeare, Ltd. 16,924
13,453 Metcash, Ltd. 26,595
1,647 Mineral Resources, Ltd. 29,385
10,976 nib holdings, Ltd./Australia 32,075
28,458 Perenti Global, Ltd. 23,339
9,491 Pinnacle Investment Management Group,
Ltd. 34,466
12,283 Regis Resources, Ltd. 44,076
27,570 Shopping Centres Australasia Property
Group REIT 42,259
4,102 SmartGroup Corp., Ltd. 16,806
3,415 Super Retail Group, Ltd. 25,732
3,897 Technology One, Ltd. 22,162
20,743 Viva Energy Group, Ltd.
(a)
23,771
475,409
Austria - 2.4%
1,056 AT&S Austria Technologie &
Systemtechnik AG 19,983
1,317 BAWAG Group AG
(a)(b)
47,559
1,506 UNIQA Insurance Group AG 9,093
1,545 Vienna Insurance Group AG Wiener
Versicherung Gruppe 34,381
2,136 Wienerberger AG
(b)
56,448
167,464
Belgium - 0.5%
1,868 Bekaert SA 38,897
Canada - 0.9%
265 Cogeco Communications, Inc. 21,731
420 Colliers International Group, Inc. 27,968
2,839 Cominar Real Estate Investment Trust
REIT 15,650
65,349
Czech Republic - 0.4%
4,377 Avast PLC
(a)
29,764
Denmark - 1.8%
361 GN Store Nord A/S 27,334
122 ROCKWOOL International A/S, Class B 46,880
1,123 Topdanmark A/S 54,294
128,508
Finland - 1.1%
3,151 Citycon OYJ 24,826
1,064 Konecranes OYJ 33,383
6,412 Outokumpu OYJ
(b)
17,178
75,387
France - 1.1%
680 Fnac Darty SA
(b)
30,615
790 Nexity SA 24,064
1,500 Quadient SA 20,330
75,009
Georgia - 0.3%
1,572 Bank of Georgia Group PLC
(b)
18,114
Germany - 3.8%
2,087 ADVA Optical Networking SE
(b)
14,828
4,945 CECONOMY AG
(b)
24,409
1,776 Deutsche EuroShop AG
(b)
22,072
3,420 Deutsche Pfandbriefbank AG
(a)(b)
22,675
1,402 Freenet AG 28,388
Shares Security Description Value
Germany - 3.8% (continued)
356 Gerresheimer AG $ 39,840
814 HelloFresh SE
(b)
45,409
368 MorphoSys AG
(b)
46,749
2,593 SAF-Holland SE
(b)
20,947
265,317
Greece - 0.2%
1,124 Motor Oil Hellas Corinth Refineries SA 13,244
Hong Kong - 0.7%
10,000 Hang Lung Group, Ltd. 22,735
26,000 The United Laboratories International
Holdings, Ltd. 26,772
49,507
Isle of Man - 0.3%
5,013 Playtech PLC
(b)
23,461
Israel - 0.4%
1,346 Plus500, Ltd. 27,242
Italy - 3.2%
2,008 ACEA SpA 42,330
10,852 Anima Holding SpA
(a)
42,623
11,937 BPER Banca
(b)
27,823
9,371 Enav SpA
(a)
35,576
7,548 Hera SpA 27,894
8,167 Piaggio & C SpA 22,081
20,980 Saras SpA
(b)
10,966
11,707 Webuild SpA 13,712
223,005
Japan - 26.6%
1,200 Adastria Co., Ltd. 18,797
1,200 Altech Corp. 23,291
2,500 Aoyama Trading Co., Ltd. 13,061
1,300 Arcland Sakamoto Co., Ltd. 26,514
2,100 Arcland Service Holdings Co., Ltd. 42,074
1,000 Azbil Corp. 37,169
2,100 Central Glass Co., Ltd. 43,467
2,400 COLOPL, Inc.
(b)
20,435
1,600 CONEXIO Corp. 17,841
1,800 DTS Corp. 38,145
300 Earth Corp. 22,273
2,800 EDION Corp. 29,204
2,000 Fujitsu General, Ltd. 57,839
2,400 Geo Holdings Corp. 37,935
34 GLP J-Reit REIT 52,484
900 GMO internet, Inc. 23,391
900 Hitachi Capital Corp. 21,018
1,200 Hokuto Corp. 25,521
1,100 Kaga Electronics Co., Ltd. 23,301
500 Kaken Pharmaceutical Co., Ltd. 22,851
800 Kanamoto Co., Ltd. 18,152
4,500 Kandenko Co., Ltd. 36,695
3,400 Kanematsu Corp. 41,426
1,800 Keihanshin Building Co., Ltd. 29,134
2,200 Kintetsu World Express, Inc. 46,476
6,800 Kobe Steel, Ltd.
(b)
25,726
900 Kohnan Shoji Co., Ltd. 34,903
2,100 K's Holdings Corp. 28,275
1,100 Kyokuto Kaihatsu Kogyo Co., Ltd. 14,539
500 Life Corp. 22,970
900 Maeda Road Construction Co., Ltd. 16,393
500 Meitec Corp. 25,364
1,700 Micronics Japan Co., Ltd. 17,715
1,100 Mimasu Semiconductor Industry Co., Ltd. 25,042
600 Mitsubishi Research Institute, Inc. 25,203
1,500 Mixi, Inc. 40,250

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
2
Shares Security Description Value
Japan - 26.6% (continued)
1,200 NEC Networks & System Integration Corp. $ 22,904
1,300 NET One Systems Co., Ltd. 58,920
2,400 Nextage Co., Ltd. 26,033
800 Nihon Unisys, Ltd. 25,032
500 Nippon Shokubai Co., Ltd. 26,549
1,600 Nishio Rent All Co., Ltd. 33,877
8,400 NTN Corp.
(b)
15,690
1,100 Open House Co., Ltd. 39,634
7,900 Penta-Ocean Construction Co., Ltd. 51,461
900 Ricoh Leasing Co., Ltd. 24,253
700 Sankyo Co., Ltd. 18,286
600 Sankyu, Inc. 23,524
600 Seria Co., Ltd. 25,459
1,400 Shinko Electric Industries Co., Ltd. 24,359
4,100 Shinoken Group Co., Ltd. 38,098
800 Ship Healthcare Holdings, Inc. 38,913
13 Starts Proceed Investment Corp. REIT 25,466
700 Sugi Holdings Co., Ltd. 49,381
1,600 Takasago Thermal Engineering Co., Ltd. 22,893
700 The Nisshin Oillio Group, Ltd. 21,073
1,360 The Okinawa Electric Power Co., Inc. 21,251
1,700 Tokuyama Corp. 40,685
500 Tokyo Ohka Kogyo Co., Ltd. 25,743
4,600 Tokyu Construction Co., Ltd. 20,020
3,500 Tomy Co., Ltd. 30,034
1,400 Towa Pharmaceutical Co., Ltd. 27,996
2,800 TSI Holdings Co., Ltd. 8,602
2,300 United Super Markets Holdings, Inc. 27,653
1,000 UUUM Co., Ltd.
(b)
21,353
1,880,016
Luxembourg - 0.4%
1,319 Corestate Capital Holding SA
(b)
25,857
Malta - 0.4%
3,677 Kindred Group PLC, SDR 26,745
Netherlands - 3.4%
417 ASM International NV 59,818
937 ASR Nederland NV 31,529
11,127 Koninklijke BAM Groep NV
(b)
14,090
10,034 PostNL NV 30,681
1,984 Signify NV
(a)(b)
73,460
13,115 VEON, Ltd., ADR 16,525
1,730 Wereldhave NV REIT 15,821
241,924
Norway - 1.4%
6,915 Europris ASA
(a)
35,585
10,052 Golden Ocean Group, Ltd. 37,934
8,761 XXL ASA
(a)(b)
24,722
98,241
Peru - 0.3%
7,131 Hochschild Mining PLC
(b)
20,133
Portugal - 0.3%
29,183 Sonae SGPS SA 19,811
Singapore - 2.1%
17,539 Frasers Logistics & Commercial Trust
REIT 17,859
189,200 Golden Agri-Resources, Ltd. 19,682
40,600 Hi-P International, Ltd. 35,096
27,006 Mapletree Commercial Trust REIT 38,381
12,900 OUE, Ltd. 11,151
38,100 UMS Holdings, Ltd. 27,632
149,801
Shares Security Description Value
South Korea - 0.4%
1,721 NICE Information Service Co., Ltd. $ 29,063
Spain - 1.1%
5,742 Mediaset Espana Comunicacion SA
(b)
21,341
15,690 Obrascon Huarte Lain SA
(b)
10,486
360 Pharma Mar SA 45,585
77,412
Sweden - 4.4%
7,025 Arjo AB 43,495
2,696 Clas Ohlson AB 27,484
307 Evolution Gaming Group AB
(a)
20,389
13,104 Fingerprint Cards AB, Class B
(b)
26,162
2,319 Getinge AB, Class B 50,622
788 Hansa Biopharma AB
(b)
20,941
411 Nolato AB, Class B
(b)
40,064
2,896 Recipharm AB, Class B
(b)
50,348
1,259 Swedish Orphan Biovitrum AB
(b)
30,463
309,968
Switzerland - 4.2%
118 ALSO Holding AG 31,132
463 Cembra Money Bank AG 54,994
336 Helvetia Holding AG 28,564
154 Kardex Holding AG 28,591
602 Logitech International SA, Class R 46,850
418 Sunrise Communications Group AG
(a)
49,468
341 Swissquote Group Holding SA 27,730
171 VAT Group AG
(a)
32,694
300,023
Taiwan - 1.0%
32,032 China Life Insurance Co., Ltd. 21,954
60,000 Walsin Lihwa Corp. 33,250
3,000 Walsin Technology Corp. 16,004
71,208
United Kingdom - 10.6%
4,297 Aggreko PLC 20,504
675 ASOS PLC
(b)
44,856
5,967 B&M European Value Retail SA 38,089
8,869 boohoo Group PLC
(b)
42,973
1,104 Computacenter PLC 33,705
1,035 Dialog Semiconductor PLC
(b)
45,142
1,102 Diploma PLC 31,312
24,434 Dixons Carphone PLC 29,416
15,015 Drax Group PLC 51,575
275 Games Workshop Group PLC 36,159
7,744 Halfords Group PLC 18,126
4,540 Inchcape PLC
(b)
25,811
2,589 JET2 PLC 22,433
7,802 Jupiter Fund Management PLC 22,551
3,487 Phoenix Group Holdings PLC 30,965
6,383 Redde Northgate PLC 15,237
7,808 Rotork PLC 28,432
19,615 Royal Mail PLC 60,491
118,188 Saga PLC 19,063
1,918 Softcat PLC 29,872
26,860 Stagecoach Group PLC 13,427
3,699 Tate & Lyle PLC 31,750
1,860 The Go-Ahead Group PLC 13,908
106 Vistry Group PLC
(b)
777
11,726 William Hill PLC 42,063
748,637
Total Common Stock (Cost $4,889,361) 5,674,516

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
3
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Shares Security Description Rate Value
Preferred Stock - 0.6%
Germany - 0.6%
472 Draegerwerk AG & Co. KGaA
(Cost $28,003) 0.19% $ 40,951
Total Equity Securities (Cost $4,917,364) 5,715,467
Shares Security Description Value
Investment Company - 16.3%
18,005 iShares MSCI EAFE ETF
(Cost $1,142,884) 1,146,018
Money Market Fund - 0.9%
65,422 Dreyfus Treasury Securities Cash
Management, Institutional Shares, 0.01%
(c)
(Cost $65,422) 65,422
Investments, at value - 98.2% (Cost $6,125,670) $ 6,926,907
Other Assets & Liabilities, Net - 1.8% 129,226
Net Assets - 100.0% $ 7,056,133
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
(a) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $438,286 or 6.2% of net assets.
(b) Non-income producing security.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Australia $ 475,409 $ – $ – $ 475,409
Austria 167,464 – – 167,464
Belgium 38,897 – – 38,897
Canada 65,349 – – 65,349
Czech Republic 29,764 – – 29,764
Denmark 128,508 – – 128,508
Finland 75,387 – – 75,387
France 75,009 – – 75,009
Georgia 18,114 – – 18,114
Germany 265,317 – – 265,317
Greece 13,244 – – 13,244
Hong Kong 49,507 – – 49,507
Isle of Man 23,461 – – 23,461
Israel 27,242 – – 27,242
Italy 223,005 – – 223,005
Japan 1,880,016 – – 1,880,016
Luxembourg 25,857 – – 25,857
Malta 26,745 – – 26,745
Netherlands 241,924 – – 241,924
Norway 98,241 – – 98,241
Peru 20,133 – – 20,133
Portugal 19,811 – – 19,811
Singapore 149,801 – – 149,801
South Korea 29,063 – – 29,063
Spain 77,412 – – 77,412
Sweden 309,968 – – 309,968
Switzerland 300,023 – – 300,023
Taiwan 71,208 – – 71,208
United Kingdom 748,637 – – 748,637
Preferred Stock
Germany 40,951 – – 40,951
Investment Company 1,146,018 – – 1,146,018
Money Market Fund – 65,422 – 65,422
Investments at Value $ 6,861,485 $ 65,422 $ – $ 6,926,907